Income Taxes	12 Months Ended
Dec. 31, 2020
Net Deferred Tax Assets And Liabilities [Abstract]
Income Taxes

NOTE 14. INCOME TAXES

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2020	2019
Loss before income taxes	$(109,184)	$(8,339)
Federal and provincial statutory rates	25%	27%
Tax at statutory rates	$(27,296)	$(2,252)
Adjusted for the effect of:
Non-deductible expenses	628	1,597
Non-taxable capital gains	(6,184)	(1,408)
Impact of foreign tax rates	(238)	(13,549)
Withholding taxes	813	1,262
Taxes related to prior years	(1,531)	(1,975)
Tax assets not recognized	44,112	—
Other	650	1,368
Income tax expense (recovery)	$10,954	$(14,957)

In 2020, the Province of Alberta accelerated the reductions to corporate income tax rates which were announced in 2019. The tax rate was decreased to 8% effective July 1, 2020. The impact of this rate reduction is nominal and has been reflected in the current year tax expense.

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2020	2019
Deferred tax liability:
Property, plant and equipment and intangibles	$393,631	$426,934
Debt issue costs	2,665	3,280
Partnership deferrals	2,532	850
Other	6,322	7,926
	405,150	438,990
Offsetting of assets and liabilities	(383,914)	(413,601)
	$21,236	$25,389

Deferred tax assets:
Losses (expire from time to time up to 2040)	$370,439	$402,025
Long-term incentive plan	4,956	6,131
Other	9,617	10,169
	385,012	418,325
Offsetting of assets and liabilities	(383,914)	(413,601)
	$1,098	$4,724

Net deferred tax liability	$20,138	$20,665

Included in the deferred tax assets at December 31, 2020 was $1 million (2019 – $5 million) of tax-effected temporary differences related to the Corporation’s international operations.

The Corporation has loss carryforwards in the U.S. and certain international locations and capital loss carry forwards in Canada and other deductible temporary differences in certain international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2020	2019
Tax losses (Capital)	$29,809	$31,033
Tax losses (Income)	72,516	33,221
Deductible temporary differences	2,020	—
Total	$104,345	$64,254

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2018	$467,109	$1,730	$5,722	$(423,595)	$3,534	$(6,849)	$(11,752)	$35,899
Recognized in net earnings	(26,825)	(880)	2,216	7,874	(254)	572	1,260	(16,037)
Effect of foreign currency exchange differences	(13,350)	—	(12)	13,696	—	146	323	803
Balance, December 31, 2019	$426,934	$850	$7,926	$(402,025)	$3,280	$(6,131)	$(10,169)	$20,665
Recognized in net earnings (loss)	(28,600)	1,682	(1,601)	33,141	(615)	1,120	537	5,664
Recognized in other comprehensive income	—	—	—	(5,398)	—	—	—	(5,398)
Effect of foreign currency exchange differences	(4,703)	—	(3)	3,843	—	55	15	(793)
Balance, December 31, 2020	$393,631	$2,532	$6,322	$(370,439)	$2,665	$(4,956)	$(9,617)	$20,138